Property, Plant and Equipment and Other Intangibles (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Interest Costs Threshold For Capitalization Construction In Process	$ 500
Long-term Debt, Weighted Average Interest Rate, over Time	4.60%	4.80%	4.80%
Property, Plant and Equipment, Gross	$ 8,431,227	$ 7,628,592
Depreciation expense	$ 242,900	214,400	$ 196,300
Finite-Lived Intangible Asset, Useful Life	19 years
Amortization of Intangible Assets	$ 3,300	1,600	$ 400
Impairments		49,100
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	284,674	261,075
Capitalized Interest [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 86,400	$ 67,600
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	30 years